PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2,993,285	$ 7,235,797	$ 3,704,818
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	2,500,000
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	2,500,000	3,500,000	2,200,000
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 500,000	$ 3,700,000	$ 1,500,000